Accounts Receivable - Disclosure of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounts receivables [abstract]
Credit cards	$ 64,596	$ 56,446
Travel agencies and airlines clearing house	31,087	32,978
Cargo and other travel agencies	19,389	11,766
Government	8,031	6,342
Trade receivables from related parties	147	223
Other	14,250	14,533
Total accounts receivable	137,500	122,288
Allowance for expected credit losses	(5,579)	(5,057)
Trade and other receivables	131,920	117,231
Trade and other receivables current and non - current
Current	129,781	116,054	$ 115,641
Non - current	2,139	1,177	$ 2,444
Trade and other receivables	$ 131,920	$ 117,231